Leases - Disclosure of quantitative information about right-of-use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Total cash outflow for amounts included in lease liabilities	$ 3,727	$ 3,283
Expense for variable payments not included in the lease liability	61	45
Short-term lease expense	286	499
Additions to right-of-use assets in the period	4,349	3,781
Gains (losses) arising from sale and leaseback transactions	$ 1	$ 0